Investments in Equity Securities - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt and Equity Securities, FV-NI [Line Items]
Cost	$ 65,301
Fair Value	330	$ 1,838
Equity shares
Debt and Equity Securities, FV-NI [Line Items]
Cost	54,237
Fair Value	328
Equity rights
Debt and Equity Securities, FV-NI [Line Items]
Cost	11,064
Fair Value	$ 2